Inventories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Inventories [Abstract]
Provision for inventory valuation allowance	$ 28,552	$ 19,979	$ 91,874